Fair Value Measurements - Schedule of Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 04, 2024	Dec. 31, 2023	Dec. 27, 2023	Dec. 31, 2022
Assets:
Short-term investments	$ 69,431		$ 71,230		$ 69,448
Assets	71,181		72,117		69,963
Liabilities:
Derivative liability	5,226	$ 3,746	2,508	$ 2,248	971
Liabilities	5,226		2,508		971
Public Warrants
Liabilities:
Warrant liabilities	1,399		1,555
Private Placement Warrants
Liabilities:
Warrant liabilities	2,405		953
Level 1
Assets:
Short-term investments	842		849		0
Assets	2,592		1,736		515
Liabilities:
Derivative liability					0
Liabilities	1,399		1,555		0
Level 1 | Public Warrants
Liabilities:
Warrant liabilities	1,399		1,555
Level 1 | Private Placement Warrants
Liabilities:
Warrant liabilities	0		0
Level 2
Assets:
Short-term investments	68,589		70,381		69,448
Assets	68,589		70,381		69,448
Liabilities:
Derivative liability					0
Liabilities	2,405		953		0
Level 2 | Public Warrants
Liabilities:
Warrant liabilities	0		0
Level 2 | Private Placement Warrants
Liabilities:
Warrant liabilities	2,405		953
Level 3
Assets:
Short-term investments	0		0		0
Assets	0		0		0
Liabilities:
Derivative liability					971
Liabilities	1,422		0		971
Level 3 | Public Warrants
Liabilities:
Warrant liabilities	0		0
Level 3 | Private Placement Warrants
Liabilities:
Warrant liabilities	0		0
Money market mutual funds
Assets:
Money market mutual funds	1,750		887		515
Money market mutual funds | Level 1
Assets:
Money market mutual funds	1,750		887		515
Money market mutual funds | Level 2
Assets:
Money market mutual funds	0		0		0
Money market mutual funds | Level 3
Assets:
Money market mutual funds	$ 0		$ 0		$ 0